Lease commitments (Tables)	12 Months Ended
Mar. 31, 2011
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Class of property
Building	¥23,518	¥13,412	$161
Machinery and equipment	48,043	30,283	364
Less - Accumulated depreciation	(36,926)	(18,590)	(223)

	¥34,635	¥25,105	$302

Future Minimum Lease Payments Under Capital Leases Together with the Present Value of the Net Minium Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥5,192	$62
2013	3,741	45
2014	2,516	30
2015	2,248	27
2016	1,971	24
Thereafter	13,981	168

Total minimum lease payments	29,649	356
Less - Amount representing interest	(7,732)	(93)

Present value of net minimum lease payments	21,917	263
Less - Current obligations	(4,283)	(51)

Long-term capital lease obligations	¥17,634	$212

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥9,198	$111
2013	7,439	89
2014	5,687	68
2015	4,648	56
2016	4,061	49
Thereafter	13,146	158

Total minimum future rentals	¥44,179	$531